SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper Growth Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-24392 and 811-1365

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
September 30, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
101,554,818
(shares)
(iv)  The number of shares sold during such fiscal year.
34,697,989
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
34,697,989
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$468,325,688
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$713,645,243
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$713,645,243
5.  Aggregate sale price to be used as basis of computation of fee.
$0.00
6.  Fee on 1/29th of 1 percent (1/2900).
$0.00
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.





SIGNATURE



The undersigned Registrant has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, in the City of Chicago, State of Illinois.

Dated:  November 22, 1995

Kemper Growth Fund
(name of registrant)

By: /s/Philip J. Collora
-------------------------
(signature)

Philip J. Collora
-------------------------
(name)

Secretary
-------------------------
(title)


Exhibit:  Opinion of Counsel